Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Total	Share capital [member]	Additional paid-in capital [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Equity attributable to owners of the company [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2015	R$ 16,189,250	R$ 5,328	R$ 4,006,562	R$ (478,207)	R$ 2,380,035	R$ 5,913,718	R$ 10,275,532
Net income for the year	459,023				277,804	277,804	181,219
Other comprehensive income:
Gain (loss) on cash flow hedge in joint ventures	45,778			28,746		28,746	17,032
Foreign currency translation effects	146,092			112,770		112,770	33,322
Actuarial gain (loss) on defined benefit plan	(57,049)			(22,839)		(22,839)	(34,210)
Investment property				(118,832)	118,832
Fair value of financial assets				(5,797)	5,797
Gain (loss) on share subscription of subsidiary	6,000			3,751		3,751	2,249
Change in fair value of financial assets	(70)			(46)		(46)	(24)
Total comprehensive income for the year	599,774			(2,247)	402,433	400,186	199,588
Contributions by and distributions to owners of the Company:
Share options exercised - Subsidiaries	37,327		23,684			23,684	13,643
Dividends - non-controlling interest			(8,106)			(8,106)	8,106
Dividends	(975,405)				(86,470)	(86,470)	(888,935)
Write-off of investment	(1,622,005)						(1,622,005)
Share-based payment transactions	11,621		6,949			6,949	4,672
Total contributions by and distributions to owners of the Company	(2,548,462)		22,527		(86,470)	(63,943)	(2,484,519)
Transactions with owners of the Company
Change of shareholding interest in subsidiary	1,769,187		22,502			22,502	1,746,685
Ending balance at Dec. 31, 2016	16,009,749	5,328	4,051,591	(480,454)	2,695,998	6,272,463	9,737,286
Net income for the year	1,046,297				551,021	551,021	495,276
Other comprehensive income:
Gain (loss) on cash flow hedge in joint ventures	204,611			127,994		127,994	76,617
Foreign currency translation effects	(50,085)			(42,055)		(42,055)	(8,030)
Actuarial gain (loss) on defined benefit plan	(15,920)			(7,445)		(7,445)	(8,475)
Gain (loss) on share subscription of subsidiary	9,000			5,598		5,598	3,402
Change in fair value of financial assets	3,459			2,150		2,150	1,309
Total comprehensive income for the year	1,197,362			86,242	551,021	637,263	560,099
Contributions by and distributions to owners of the Company:
Share options exercised - Subsidiaries	36,966		23,477			23,477	13,489
Capital increase in subsidiary	2,052,962						2,052,962
Dividends - non-controlling interest			(19,725)			(19,725)	19,725
Dividends	(792,145)				(64,921)	(64,921)	(727,224)
Treasury shares acquired	(704,225)		(704,225)			(704,225)
Share-based payment transactions	63,658		55,478			55,478	8,180
Total contributions by and distributions to owners of the Company	657,216		(644,995)		(64,921)	(709,916)	1,367,132
Transactions with owners of the Company
Change of shareholding interest in subsidiary	(804,914)		(161,053)			(161,053)	(643,861)
Ending balance (As issued [member]) at Dec. 31, 2017	17,059,413	5,328	3,245,543	(394,212)	3,182,098	6,038,757	11,020,656
Ending balance (Adjustment on initial application of IFRS 9 [member]) at Dec. 31, 2017	(8,688)				(3,950)	(3,950)	(4,738)
Ending balance at Dec. 31, 2017	17,059,413	5,328	3,245,543	(394,212)	3,182,098	6,038,757	11,020,656
Net income for the year	2,083,180				975,448	975,448	1,107,732
Other comprehensive income:
Gain (loss) on cash flow hedge in joint ventures	6,883			4,961		4,961	1,922
Foreign currency translation effects	(161,574)			(169,823)		(169,823)	8,249
Actuarial gain (loss) on defined benefit plan	(54,309)			(28,245)		(28,245)	(26,064)
Change in fair value of financial assets	244			146		146	98
Total comprehensive income for the year	1,874,424			(192,961)	975,448	782,487	1,091,937
Contributions by and distributions to owners of the Company:
Share options exercised - Subsidiaries	24,548		14,795			14,795	9,753
Dividends - non-controlling interest			(12,368)			(12,368)	12,368
Dividends	(425,493)				(69,622)	(69,622)	(355,871)
Business combination	7,199						7,199
Share-based payment transactions	53,618		44,122			44,122	9,496
Total contributions by and distributions to owners of the Company	(340,128)		46,549		(69,622)	(23,073)	(317,055)
Transactions with owners of the Company
Change of shareholding interest in subsidiary	(615,665)		(179,818)			(179,818)	(435,847)
Ending balance at Dec. 31, 2018	R$ 17,969,356	R$ 5,328	R$ 3,112,274	R$ (587,173)	R$ 4,083,974	R$ 6,614,403	R$ 11,354,953